Financing Guarantee Liabilities	12 Months Ended
Dec. 31, 2025
Disclosure Of Financing Guarantee Liabilities [Abstract]
Financing Guarantee Liabilities
34.	Financing guarantee liabilities

(a)	The following table sets forth the movements of the gross carrying amount of financing guarantee contracts for the year ended December 31, 2023:

	Year ended December 31, 2023
	Stage 1	Stage 2	Stage 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
As of January 1, 2023	67,011,692	1,491,246	—	68,502,938
New guarantee contracts originated	38,342,179	—	—	38,342,179
Transfers
— From stage 1 to stage 2	(7,000,050)	7,000,050	—	—
— From stage 2 to stage 1	334,007	(334,007)	—	—
Guarantee liabilities derecognized and other adjustments in the current period (including repayments of loans and guarantee payments)	(44,798,214)	(7,143,416)	—	(51,941,630)

As of December 31, 2023	53,889,614	1,013,873	—	54,903,487

(b)	The following table sets forth the movements of ECL allowance of financing guarantee contracts for the year ended December 31, 2023:

	Year ended December 31, 2023
	Stage 1	Stage 2	Stage 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
As of January 1, 2023	4,375,720	1,387,649	—	5,763,369
New guarantee contracts originated	676,224	—	—	676,224
Transfers
— From stage 1 to stage 2	(5,805,478)	5,805,478	—	—
— From stage 2 to stage 1	313,688	(313,688)	—	—
Guarantee liabilities derecognized and other adjustments in the current period (including repayments of loans and guarantee payments)	(2,830,662)	(6,733,874)	—	(9,564,536)
Remeasurements	6,501,258	809,217	—	7,310,475

As of December 31, 2023	3,230,750	954,782	—	4,185,532

(c)	The following table sets forth the movements of the gross carrying amount of financing guarantee contracts for the year ended December 31, 2024:

	Year ended December 31, 2024
	Stage 1	Stage 2	Stage 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
As of January 1, 2024	53,889,614	1,013,873	—	54,903,487
New guarantee contracts originated	65,141,133	—	—	65,141,133
Transfers
— From stage 1 to stage 2	(4,928,503)	4,928,503	—	—
— From stage 2 to stage 1	210,646	(210,646)	—	—
Guarantee liabilities derecognized and other adjustments in the current period (including repayments of loans and guarantee payments)	(46,944,282)	(5,083,315)	—	(52,027,597)

As of December 31, 2024	67,368,608	648,415	—	68,017,023

(d)	The following table sets forth the movements of ECL allowance of financing guarantee contracts for the year ended December 31, 2024:

	Year ended December 31, 2024
	Stage 1	Stage 2	Stage 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
As of January 1, 2024	3,230,750	954,782	—	4,185,532
New guarantee contracts originated	1,384,484	—	—	1,384,484
Transfers
— From stage 1 to stage 2	(4,087,051)	4,087,051	—	—
— From stage 2 to stage 1	195,357	(195,357)	—	—
Guarantee liabilities derecognized and other adjustments in the current period (including repayments of loans and guarantee payments)	(2,364,552)	(4,744,347)	—	(7,108,899)
Remeasurements	5,264,775	492,087	—	5,756,862

As of December 31, 2024	3,623,763	594,216	—	4,217,979

(e)	The following table sets forth the movements of the gross carrying amount of financing guarantee contracts for the year ended December 31, 2025:

	Year ended December 31, 2025
	Stage 1	Stage 2	Stage 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
As of January 1, 2025	67,368,608	648,415	—	68,017,023
New guarantee contracts originated	58,210,478	—	—	58,210,478
Transfers
— From stage 1 to stage 2	(8,397,741)	8,397,741	—	—
— From stage 2 to stage 1	539,738	(539,738)	—	—
Guarantee liabilities derecognized and other adjustments in the current period (including repayments of loans and guarantee payments)	(52,344,977)	(6,412,316)	—	(58,757,293)

As of December 31, 2025	65,376,106	2,094,102	—	67,470,208

(f)	The following table sets forth the movements of ECL allowance of financing guarantee contracts for the year ended December 31, 2025:

	Year ended December 31, 2025
	Stage 1	Stage 2	Stage 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
As of January 1, 2025	3,623,763	594,216	—	4,217,979
New guarantee contracts originated	1,502,173	—	—	1,502,173
Transfers
— From stage 1 to stage 2	(5,778,027)	5,778,027	—	—
— From stage 2 to stage 1	482,315	(482,315)	—	—
Guarantee liabilities derecognized and other adjustments in the current period (including repayments of loans and guarantee payments)	(2,991,987)	(5,764,808)	—	(8,756,795)
Remeasurements	6,958,587	1,725,399	—	8,683,986

As of December 31, 2025	3,796,824	1,850,519	—	5,647,343